PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 26, 2020	Dec. 28, 2019	Jun. 27, 2020	Jun. 29, 2019
PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES
Expected Income Tax Benefit at Statutory Tax Rate					$ (113,915,623)	$ (55,276,377)
Section 280E Permanent and Other Non-Deductible Items					89,883,278	54,421,363
State Rate					2,471,663	2,401,365
Tax Gain on Sale Leaseback					8,377,927	4,732,502
Benefit on Failed Sale Lease back					0	(11,368,955)
Effect of GAAP Impairment					(37,651,440)	0
Effect of Held for Sale					(4,615,810)	(31,773,659)
Effect of ASC 842 Implementation					(15,571,417)	0
Benefit on Recognized California Net Operating Loss					(2,935,116)	(2,960,466)
Valuation Allowance					45,092,787	2,465,505
Reported Income Tax Expense					$ (40,828,826)	$ (5,585,061)
Effective Tax Rate	(52.04%)	20.87%	(52.04%)	20.87%	7.09%	1.03%